Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Cash and cash equivalents	$ 92,811,289	$ 3,001,720
Restricted cash		27,006,386
Other receivables and prepaid expenses	4,321,407	251,802
Deferred financing costs	1,683,952
Deferred share issuance costs		417,101
Marketable securities	807,500	467,500
CURRENT ASSETS	99,624,148	31,144,509
Deferred acquisition costs	1,220,577	527,744
Restricted cash	243,466
Mineral property interests	122,619,879	698,007
Property, plant and equipment	30,390,123	2,684
NON-CURRENT ASSETS	154,474,045	1,228,435
ASSETS	254,098,193	32,372,944
LIABILITIES
Accounts payable and accrued liabilities	12,291,180	902,700
Deferred income	28,312
Subscription receipts		27,000,084
Debt and lease liabilities	135,140
Other liabilities-current	291,298	7,295
CURRENT LIABILITIES	12,745,930	27,910,079
Debt and lease liabilities	15,507,940
Other liabilities non-current	836,555	6,079
NON-CURRENT LIABILITIES	16,344,495	6,079
LIABILITIES	29,090,425	27,916,158
SHAREHOLDERS’ EQUITY
Share capital	260,949,716	16,455,925
Contributed surplus	3,253,707	1,714,965
Accumulated other comprehensive income	7,375,860
Deficit	(50,918,725)	(13,714,104)
Non-controlling interest	4,347,210
SHAREHOLDERS’ EQUITY	225,007,768	4,456,786
LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 254,098,193	$ 32,372,944